Balance Sheet - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 3,128	$ 2,407	$ 107,673
Accounts Receivable	65,966	115,899	17,453
Related Party Receivable	212,660	0	32,872
Prepaid Expenses	2,702	1,612	4,856
Deposits	1,000	1,000	1,000
Total Current Assets	285,456	120,918	163,854
Other assets	0	3,319	0
Total Assets	285,456	124,237	163,854
Current Liabilities
Accounts Payable	131,207	225,027	32,773
Other accrued expenses	84,100	116,855	23,680
Due to related parties	178,669	154,447	34,751
Total Current Liabilities	393,976	496,329	91,204
Total Liabilities	393,976	496,329	91,204
Commitments and contingencies
Stockholders' Deficit
Common stock, par value $0.001,Authorized 100,000,000; $0.001 par value common shares issued and outstanding 10,264,744 as of December 31, 2016 and 10,000,000 as of December 31, 2015	0	10,265	10,000
Preferred stock, $0.001 par value, 25,000,000 shares authorized, -0- share issued and outstanding, respectively	10,265	0	0
Additional paid-in capital	2,877,663	2,485,288	2,279,053
Accumulated Deficit	(2,996,448)	(2,867,645)	(2,216,403)
Total Stockholders' (Deficit) Equity	(108,520)	(372,092)	72,650
Total Liabilities and Stockholders' (Deficit) Equity	$ 285,456	$ 124,237	$ 163,854